Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 40

SUBSEQUENT EVENTS

Bond issuance and repurchase

On January 7, 2020 Banco Santander Chile placed a bond with a 5 year term for an amounted of U.S.$750 million under the Rule 144-A of Securities Exchange Commission of United States.

On January 21, 2020, the Bank placed a Subordinated bond for an amount of U.S.$200 million.

On February 4, 2020, the Bank placed a Senior bond for an amount of UF2,000,000.

The Bank has performed the following bond repurchases during 2020:

Date	UF	Date	Ch$
01-02-2020	375.000	01-13-2020	50.000.000
01-14-2020	131.000	01-14-2020	9.820.000.000
01-21-2020	171.000	01-15-2020	400.000.000
01-21-2020	181.000	01-21-2020	330.000.000
01-24-2020	2.000	01-22-2020	11.430.000.000
02-17-2020	15,000
02-17-2020	2,000
02-18-2020	50,000
02-18-2020	4,000
02-20-2020	350,000
02-20-2020	115,000
02-21-2020	57,000
02-21-2020	24,000
02-24-2020	10,000
02-24-2020	250,000

Investment in associated and affiliates

a.	Nexus

On January 22, 2020 Banco Itau-Corpbanca purchased the remaining shares held by Banco Santander in Nexus (79,577 shares), whit this, the sale process of Nexus has conclude. The investment in this company was classified as assets held for sale in June 2019.

b.	Santander Consumer S.A. ("Consumer")

On January 7, 2020 at the Extraordinary Shareholders Meeting, the members agreed to modify the business structure of Santander Consumer Chile to a limited liability company (responsabilidad limitada), which will operate under the corporate name Santander Consumer Finance Limitada.

c.	Santander S.A. Sociedad Securitizadora

On January, 16, 2020, the company sent a "Material Fact" (Hecho Esencial) notifying that at the Extraordinary Shareholder Meeting held on January 15, 2020, the members agreed to modify the capital increase agreement dated on November 27, 2018, without changing the number of shares (280 ordinary registered shares, with a singles series and without nominal value).

New regulations

On January 27, 2020, Financial Market Commission (FMC) issued two papers draft for comments related to credit-risk weighted assets and capital buffer requirements for the framework of modernization of the Chilean Banking Law (LGB), in accordance with new Basel III requirements.

On February 24, 2020 was published in the "Diario official" Law 21,210 which will be effective from the first quarter of 2020. The modification includes changes to income tax law, VAT tax and Tax Code. The Bank is reviewing any potential impact on the implementation of the new tax regulations.

No other subsequent events to be disclose have occurred between January 1, 2020 and the authorization date of these financial statement (March 6, 2020).